PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Gurantees (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 trust	Dec. 31, 2013 trust
Maximum potential amount of future payments
Expire Within One Year	$ 258,500,000,000	$ 207,500,000,000
Expire After One Year	206,100,000,000	174,500,000,000
Total amount outstanding	464,600,000,000	382,000,000,000
Carrying value	3,146,000,000	1,343,000,000
Compensation for standard representations and warranties	0
Stated or notional amounts included in the indemnification clauses	0
Liability related to VTNs	0	0
Number of trusts funded by the reinsurer	2	2
Fair value of securities in trusts funded by reinsurer relating to indemnification	6,200,000,000	5,400,000,000
Liability related to long-term care insurance indemnification	0	0
Cash collateral available to reimburse losses realized under guarantees and indemnifications	63,000,000,000	52,000,000,000
Securities and other marketable assets held as collateral, the majority of which collateral is held to reimburse losses realized under securities lending indemnifications	70,000,000,000	39,000,000,000
Letters of credit in favor of the Company held as collateral	4,000,000,000	5,300,000,000
Investment Grade
Maximum potential amount of future payments
Total amount outstanding	129,100,000,000	119,800,000,000
Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	19,900,000,000	18,500,000,000
Not rated
Maximum potential amount of future payments
Total amount outstanding	315,600,000,000	243,700,000,000
Financial standby letters of credit
Maximum potential amount of future payments
Expire Within One Year	25,400,000,000	28,800,000,000
Expire After One Year	73,000,000,000	71,400,000,000
Total amount outstanding	98,400,000,000	100,200,000,000
Carrying value	242,000,000	429,000,000
Financial standby letters of credit | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	73,000,000,000	76,200,000,000
Financial standby letters of credit | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	15,900,000,000	14,800,000,000
Financial standby letters of credit | Not rated
Maximum potential amount of future payments
Total amount outstanding	9,500,000,000	9,200,000,000
Performance guarantees
Maximum potential amount of future payments
Expire Within One Year	7,100,000,000	7,600,000,000
Expire After One Year	4,800,000,000	4,900,000,000
Total amount outstanding	11,900,000,000	12,500,000,000
Carrying value	29,000,000	42,000,000
Performance guarantees | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	7,300,000,000	7,400,000,000
Performance guarantees | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	3,900,000,000	3,600,000,000
Performance guarantees | Not rated
Maximum potential amount of future payments
Total amount outstanding	700,000,000	1,500,000,000
Derivative instruments considered to be guarantees
Maximum potential amount of future payments
Expire Within One Year	12,500,000,000	6,000,000,000
Expire After One Year	79,200,000,000	61,600,000,000
Total amount outstanding	91,700,000,000	67,600,000,000
Carrying value	2,806,000,000	797,000,000
Derivative instruments considered to be guarantees | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Derivative instruments considered to be guarantees | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Derivative instruments considered to be guarantees | Not rated
Maximum potential amount of future payments
Total amount outstanding	91,700,000,000	67,600,000,000
Loans sold with recourse
Maximum potential amount of future payments
Expire Within One Year	0	0
Expire After One Year	200,000,000	300,000,000
Total amount outstanding	200,000,000	300,000,000
Carrying value	15,000,000	22,000,000
Repurchase reserve for Consumer mortgages representations and warranties	224,000,000	341,000,000
Loans sold with recourse | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Loans sold with recourse | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Loans sold with recourse | Not rated
Maximum potential amount of future payments
Total amount outstanding	200,000,000	300,000,000
Securities lending indemnifications
Maximum potential amount of future payments
Expire Within One Year	127,500,000,000	79,200,000,000
Expire After One Year	0	0
Total amount outstanding	127,500,000,000	79,200,000,000
Carrying value	0	0
Securities lending indemnifications | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Securities lending indemnifications | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Securities lending indemnifications | Not rated
Maximum potential amount of future payments
Total amount outstanding	127,500,000,000	79,200,000,000
Credit card merchant processing
Maximum potential amount of future payments
Expire Within One Year	86,000,000,000	85,900,000,000
Expire After One Year	0	0
Total amount outstanding	86,000,000,000	85,900,000,000
Carrying value	0	0
Maximum potential contingent liability related to bankcard and private-label merchant processing services	86,000,000,000	86,000,000,000
Credit card merchant processing | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card merchant processing | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card merchant processing | Not rated
Maximum potential amount of future payments
Total amount outstanding	86,000,000,000	85,900,000,000
Custody indemnifications and other
Maximum potential amount of future payments
Expire Within One Year	0	0
Expire After One Year	48,900,000,000	36,300,000,000
Total amount outstanding	48,900,000,000	36,300,000,000
Carrying value	54,000,000	53,000,000
Custody indemnifications and other | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	48,800,000,000	36,200,000,000
Custody indemnifications and other | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	100,000,000	100,000,000
Custody indemnifications and other | Not rated
Maximum potential amount of future payments
Total amount outstanding	0	0
Futures and over-the-counter derivatives clearing
Maximum potential amount of future payments
Number of types of margin	2
Amount of cash initial margin collected and remitted	$ 3,200,000,000	$ 1,400,000,000